7 Cash and cash equivalents (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Certificado de deposito interbancario [member]
CashAndCashEquivalentLineItems [Line Items]
Average yield of cash equivalents	95.82%	98.02%